Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. For further information concerning the Company's pay for performance philosophy and how the Company aligns executive compensation with Company's performance, refer to the Compensation Discussion and Analysis section beginning on page 20.

The following table sets forth information regarding compensation of our principal executive officer ("PEO") and average compensation of our other NEOs compared to Company performance for the most recently completed fiscal years. We have not included a Company-selected measure in the following table because we do not link our NEO compensation to any specific financial performance measure.

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Mr. Bartok(1)	Compensation Actually Paid to Mr. Bartok(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7) (in millions)
2023	$2,569,434	$3,592,107	$1,647,692	$2,468,745	$152.20	$139.22	$166.9
2022	$2,710,839	$2,321,786	$2,008,835	$1,671,559	$63.22	$90.73	$178.8
2021	$2,263,124	$2,259,809	$1,648,862	$1,643,444	$105.25	$132.31	$110.5
(1)The dollar amounts reported in this column are the amounts of the total compensation reported for our PEO, Daniel C. Bartok, who was our Chief Executive Officer in each of the years presented. Refer to “Executive Compensation - Summary Compensation Table.”
(2)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bartok, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Bartok. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to Mr. Bartok	2023	2022	2021
Summary Compensation Table (SCT) total compensation	$2,569,434	$2,710,839	$2,263,124
Less: stock award values reported in SCT for the covered year	(599,994)	(600,004)	(500,006)
Plus: fair value as of year-end of stock awards granted in the covered year	1,095,111	378,043	391,062
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	432,747	(144,187)	17,577
Plus: year over year change in fair value as of the vesting date of stock awards granted in prior years that vested in the covered year	94,809	(22,905)	88,052
Compensation actually paid to Mr. Bartok	$3,592,107	$2,321,786	$2,259,809
(3)The dollar amounts reported represent the average of the amounts reported for the Company's non-PEO NEOs as a group in the "Total" column of the Summary Compensation Table in each applicable year. The names of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Donald J. Tomnitz, James D. Allen, and Mark S. Walker; and (ii) for 2022 and 2021, Donald J. Tomnitz and James D. Allen.
(4)The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021
Average Summary Compensation Table (SCT) total compensation	1,647,692	2,008,835	1,648,862
Less: average stock award values reported in SCT for the covered year	(433,329)	(500,006)	(399,997)
Plus: average fair value as of year-end of stock awards granted in the covered year	790,914	315,038	312,844
Plus: average year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	408,037	(133,608)	15,024
Plus: average year over year change in fair value as of the vesting date of stock awards granted in prior years that vested in the covered year	55,431	(18,700)	66,711
Average compensation actually paid to non-PEO NEOs	$2,468,745	$1,671,559	$1,643,444
(5)Total Shareholder Return (TSR) is calculated by assuming that a $100 investment was made on September 30, 2020.
(6)The TSR Peer Group consists of the Russell 2000 Index, as used in the Company's stock performance graph in our annual report on Form 10-K.
(7)The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable fiscal year.
No Specific Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, the Company's executive compensation program consists of base salary, a discretionary cash bonus, equity compensation that vests based on continued service and broad-based team member health and welfare programs and retirement benefits. The Company did not tie its cash bonus program or equity awards for 2023 to any specific financial performance measure since the 2023 cash bonus program was fully discretionary based on a holistic review of Company performance and the equity awards granted to our NEOs were comprised entirely of time-based RSUs.
While the Compensation Committee considers overall financial performance for the year to align executive compensation with Company performance, the Compensation Committee does not link any specific financial performance measure to compensation for our NEOs. Therefore, as permitted by Item 402(v) of Regulation S-K, we have not disclosed a Company-selected measure in the Pay versus Performance Table above or provided a list of the most important of such financial performance measures.

Relationship Between Pay and Performance
As described in more detail in the Compensation Discussion and Analysis section, the Company's executive compensation program reflects a discretionary pay-for-performance philosophy based on the holistic consideration of several factors. While the Compensation Committee considers several measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to emphasize long-term success and long-term value and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as calculated in accordance with SEC rules) for a particular year. Pursuant to SEC rules, the following graphs are provided to show the relationships between information presented in the Pay versus Performance table.

Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company's non-PEO NEOs as a group in the "Total" column of the Summary Compensation Table in each applicable year. The names of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Donald J. Tomnitz, James D. Allen, and Mark S. Walker; and (ii) for 2022 and 2021, Donald J. Tomnitz and James D. Allen.
Peer Group Issuers, Footnote	The TSR Peer Group consists of the Russell 2000 Index, as used in the Company's stock performance graph in our annual report on Form 10-K.
PEO Total Compensation Amount	$ 2,569,434	$ 2,710,839	$ 2,263,124
PEO Actually Paid Compensation Amount	$ 3,592,107	2,321,786	2,259,809
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bartok, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Bartok. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to Mr. Bartok	2023	2022	2021
Summary Compensation Table (SCT) total compensation	$2,569,434	$2,710,839	$2,263,124
Less: stock award values reported in SCT for the covered year	(599,994)	(600,004)	(500,006)
Plus: fair value as of year-end of stock awards granted in the covered year	1,095,111	378,043	391,062
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	432,747	(144,187)	17,577
Plus: year over year change in fair value as of the vesting date of stock awards granted in prior years that vested in the covered year	94,809	(22,905)	88,052
Compensation actually paid to Mr. Bartok	$3,592,107	$2,321,786	$2,259,809

Non-PEO NEO Average Total Compensation Amount	$ 1,647,692	2,008,835	1,648,862
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,468,745	1,671,559	1,643,444
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021
Average Summary Compensation Table (SCT) total compensation	1,647,692	2,008,835	1,648,862
Less: average stock award values reported in SCT for the covered year	(433,329)	(500,006)	(399,997)
Plus: average fair value as of year-end of stock awards granted in the covered year	790,914	315,038	312,844
Plus: average year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	408,037	(133,608)	15,024
Plus: average year over year change in fair value as of the vesting date of stock awards granted in prior years that vested in the covered year	55,431	(18,700)	66,711
Average compensation actually paid to non-PEO NEOs	$2,468,745	$1,671,559	$1,643,444

Total Shareholder Return Amount	$ 152.20	63.22	105.25
Peer Group Total Shareholder Return Amount	139.22	90.73	132.31
Net Income (Loss)	$ 166,900,000	178,800,000	110,500,000
PEO Name	Daniel C. Bartok
PEO | Daniel C. Bartok [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (599,994)	(600,004)	(500,006)
PEO | Daniel C. Bartok [Member] | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,095,111	378,043	391,062
PEO | Daniel C. Bartok [Member] | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,747	(144,187)	17,577
PEO | Daniel C. Bartok [Member] | Year over Year Change in Fair Value as of the Vesting Date of Stock Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,809	(22,905)	88,052
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,329)	(500,006)	(399,997)
Non-PEO NEO | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	790,914	315,038	312,844
Non-PEO NEO | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,037	(133,608)	15,024
Non-PEO NEO | Year over Year Change in Fair Value as of the Vesting Date of Stock Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,431	$ (18,700)	$ 66,711